FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	€ 1,399,997	€ 1,143,968
Financial assets, at fair value	1,399,997	1,143,968
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	2,811,779	2,630,011
Financial liabilities, at fair value	2,770,633	2,656,159
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,399,997	1,143,968
Financial assets, at fair value	1,399,997	1,143,968
Client financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,390,956	1,132,979
Financial assets, at fair value	1,390,956	1,132,979
Dealer financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	9,041	10,989
Financial assets, at fair value	€ 9,041	€ 10,989